NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Lease liabilities, at beginning period	€ 10,804	€ 12,703
Allowance received from a lessor	0	188	€ 1,866
Increase without cash impact	399	98
Repayment	(1,702)	(1,615)	(978)
Decrease without cash impact	0	0
FX rate impact	478	(570)
Capitalized interests	0	0
Reclassification	0	0
Lease liabilities, at end of period	€ 9,979	€ 10,804	€ 12,703